Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of revenue from contracts with customers	The Group’s sources of revenue are:

Figures in million – SA rand	2023	2022	2021
Gold mining activities	29,143	17,842	28,358
PGM mining activities[1]	66,275	84,359	102,099
Nickel refining activities	3,024	3,140	—
Century zinc retreatment operation[2]	2,580	—	—
Recycling activities (US PGM)	13,318	32,267	40,710
Stream[1]	509	338	625
Toll treatment arrangement (SA PGM)[3]	—	105	521
Total revenue from contracts with customers	114,849	138,051	172,313
Adjustments relating to sales of PGM concentrate provisional pricing[4]	(836)	237	(119)
Adjustments relating to Zinc operation provisional pricing[4]	(329)	—	—
Total revenue[5]	113,684	138,288	172,194
1The difference between revenue from PGM mining activities above and total revenue from PGM mining activities per the segment report relates to the separate disclosure of revenue from the gold and palladium streaming arrangement with Wheaton International (Wheaton Stream) in the above. Revenue relating to the Wheaton
Stream is incorporated in the Group corporate segment as described in the segment report (see note 2)
2The difference between revenue from zinc retreatment operation above and total revenue from zinc retreatment operation per the segment report relates to the separate disclosure of revenue related to adjustments on the provisional pricing on zinc sales
3This relates to revenue recognised in respect of a toll treatment arrangement entered into by Marikana during 2021. This arrangement concluded on 31 December 2021 and toll treatment revenue recognised for year ended 31 December 2022 represents revenue earned for the processing of material received before
31 December 2021 (see note 32)
4These adjustments relate to provisional pricing arrangements resulting in subsequent changes to the amount of revenue recognised
5Total revenue for the year ended 31 December 2023 would have been R118,075 million if the acquisitions of Century (see note 16.1) and Kroondal (see note 16.2) was effective at 1 January 2023
Revenue per geographical region of the relevant operations:

Figures in million – SA rand	2023	2022	2021
Southern Africa (SA)	84,736	89,507	113,512
United States (US)[1]	23,673	45,641	58,682
Europe (EU)	3,024	3,140	—
Australia (AUS)	2,251	—	—
Total revenue	113,684	138,288	172,194
1The difference between revenue generated by operations in the US and the revenue in the US PGM operations segment relates to the Wheaton Stream

Schedule of revenue generated by product	Revenue generated per product:

Figures in million – SA rand	2023	2022	2021
Gold	30,257	18,812	29,533
PGMs	71,090	111,070	137,958
Platinum	19,775	17,826	21,238
Palladium	25,271	42,275	52,859
Rhodium	21,991	47,166	59,828
Iridium	2,883	2,480	2,694
Ruthenium	1,170	1,323	1,339
Chrome	5,165	3,481	2,259
Nickel[1]	4,334	4,305	1,420
Zinc[2]	2,126	—	—
Other[3]	712	620	1,024
Total revenue	113,684	138,288	172,194
1For the year ended 31 December 2023, nickel includes R560 million (2022: R870 million) nickel salts and R2,343 million (2022: R2,020 million) nickel metal sold by Sandouville nickel refinery. The remaining nickel for the year ended 31 December 2023 and for the years ended 31 December 2022 and 2021 was sold from the Group's SA PGM and
US PGM operations
2.Zinc sales are from the Century zinc retreatment operation since the effective date of acquisition (see note 16.1)
3.Other primarily includes revenue from silver, cobalt and copper sales. For the year ended 31 December 2022 and 31 December 2021, revenue from the Marikana toll treatment arrangement of R105 million and R521 million is included, respectively (see note 32))